DIVIDENDS ON ORDINARY SHARES	12 Months Ended
Dec. 31, 2021
Disclosure of dividends [text block] [Abstract]
DIVIDENDS ON ORDINARY SHARES	NOTE 36: DIVIDENDS ON ORDINARY SHARES Dividends paid during the year were as follows:

	2021	2020	2019
	£m	£m	£m
Interim dividends	2,900	—	4,100